WARRANT LIABILITIES (Details)	6 Months Ended
Jun. 30, 2022 $ / shares shares
Other Liabilities [Line Items]
Warrants outstanding (in shares) | shares	15,562,500
Exercise price of warrants (in USD per share)	$ 11.50
Public Warrants
Other Liabilities [Line Items]
Warrant redemption price (in USD per share)	0.01
Price of common stock with trading days threshold, triggering redemption of warrants (in USD per share)	$ 18.00
Trading days triggering redemption of warrants	20 days
Consecutive trading day period	30 days
Class A Ordinary shares | Warrant Holder
Other Liabilities [Line Items]
Ratio for entitlement of warrant holder to purchase shares	1
Class A Ordinary shares | Public Warrant Holder
Other Liabilities [Line Items]
Ratio for entitlement of warrant holder to purchase shares	1